ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
13.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	As of December 31, 2013					As of December 31, 2014
	Gross				Net	Gross				Net
	carrying	Accumulated	Exchange	Accumulated	carrying	carrying	Accumulated	Exchange	Accumulated	carrying	Amortization
	amount	amortization	difference	impairment	amount	amount	amortization	difference	impairment	amount	period
Intangible assets not subject to amortization
Trademarks with indefinite life	$282,182	$-	$9,179	$-	$291,361	$282,182	$-	$8,388	$-	$290,570	N/A
Intangible assets subject to amortization
Agreements with Mobile Operator	3,113,746	(3,113,746)	-	-	-	3,113,746	(3,113,746)	-	-	-	3 years
Operating platforms	243,974	(240,527)	650	-	4,097	243,974	(243,974)	-	-	-	5 years
Service licenses	57,071	(57,071)	-	-	-	57,071	(57,071)	-	-	-	3 years
Contracts with content providers	120,999	(120,999)	-	-	-	120,999	(120,999)	-	-	-	1 year
Non-compete agreement	388,516	(388,516)	-	-	-	388,516	(388,516)	-	-	-	2 years
Self-developed contents	379,089	(379,089)	-	-	-	379,089	(379,089)	-	-	-	2 years
Product technologies	4,966,102	(4,966,102)	-	-	-	4,966,102	(4,966,102)	-	-	-	3 years
Contracts with service providers	5,713	(5,713)	-	-	-	5,713	(5,713)	-	-	-	1 year
Subscriber list	16,710	(16,710)	-	-	-	16,710	(16,710)	-	-	-	1 year
Trademarks	36,874	(36,874)	-	-	-	36,874	(36,874)	-	-	-	1 year
Core technologies	8,281,231	(6,022,186)	84,060	-	2,343,105	8,281,231	(6,947,441)	243,038	-	1,576,828	5 years
Software	115,150	(40,730)	3,156	-	77,576	115,150	(65,464)	3,875	-	53,561	5 years
Game licenses	80,094,217	(4,206,258)	1,161,598	(1,812,939)	75,236,618	80,381,424	(22,127,367)	1,239,249	(6,540,004)	52,953,302	3 years
Employment contract	380,898	(380,898)	-	-	-	380,898	(380,898)	-	-	-	3 years
Copyright	813,074	(45,518)	6,274	-	773,830	813,074	(181,584)	4,053	-	635,543	6 years
Total	$99,295,546	$(20,020,937)	$1,264,917	(1,812,939)	78,726,587	$99,582,753	$(39,031,548)	$1,498,603	(6,540,004)	55,509,804

The weighted average amortization period of the intangible assets subject to amortization was three years as of December 31, 2013 and 2014, respectively.

For purposes of recognition and measurement of an impairment loss, each intangible asset is considered the lowest level asset group that generates identifiable independent cash flow. In 2013, owing to the unsatisfactory performance for one game and expected cessation for another game, the carrying amount of these game licenses exceeded the sum of undiscounted future cash flows expected to generate from the use and eventual disposition of such licenses, which were insignificant. Accordingly, the Company recognized an impairment loss of $250,553 and $1,562,386 respectively in the consolidated statement of comprehensive income in 2013, which were reported in cost of revenues and impairment loss of intangible assets, respectively. The licenses impaired in 2013 were originally included in the internet game segment. In 2014, owing to the uncertainty of the success of a game development, the carrying amount of the relevant game licenses exceeded the sum of undiscounted future cash flows expected to generate from the use and eventual disposition of such licenses, which were insignificant. Accordingly, the Company recognized an impairment loss of $1,323,260 in the consolidated statement of comprehensive income in 2014, which was reported in impairment loss of intangible assets. The licenses impaired in 2014 were originally included in the internet game segment.

During 2012, 2013 and 2014, the Company obtained certain new game licenses from third party game developers. The intangible assets recognized comprise the relevant initial license fee payments, minimum royalty fee payments and value of warrants issued in connection with obtaining these licenses.

The Company recorded intangible assets relating to the game licenses by reference to the fair values of cash installment payments and warrants because the fair values of the game licenses were not readily determinable at the transaction dates. The Company estimated the useful lives of the game licenses to be three years and amortizes such intangible assets from commercial launches of the games over the useful lives. As of December 31, 2014, only certain games had been launched and relevant intangible assets started amortization.

The Company recorded amortization expenses of $5,452,441, $2,785,142, and $19,203,618 for the years ended December 31, 2012, 2013, and 2014, respectively. The amortization expenses for the years ending December 31, 2015, 2016, 2017, 2018, 2019 and thereafter are expected to be $22,973,341, $24,069,410, $6,661,446, $1,378,849, and $136,188.